Share-based Compensation - Hutchmed Options Fair value Assumptions (Details) - Hutchmed Share Option Scheme - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation
Weighted average grant date fair value of share options (in US$ per share)	$ 0.85	$ 2.24	$ 1.76
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	2.26	5.96	4.66
Share price at effective date of grant (in US$ per share)	$ 2.22	$ 5.91	$ 4.66
Expected volatility (in percentage)	46.70%	41.10%	42.60%
Risk-free interest rate (in percentage)	2.98%	1.62%	0.59%
Contractual life of share options (in years)	10 years	10 years	10 years
Expected dividend yield (in percentage)	0.00%	0.00%	0.00%